SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Amortized Cost
Less than one year	$ 1,244	$ 4,002
Due from one to five years	22,681	18,717
Due from five to ten years	13,174	13,297
Due after ten years	9,912	6,997
Mortgage-backed securities	64,177	60,742
Total	111,188	103,755
Fair Value
Less than one year	1,249	4,029
Due from one to five years	22,572	18,836
Due from five to ten years	13,148	13,047
Due after ten years	9,876	6,842
Mortgage-backed securities	64,142	60,440
Total	$ 110,987	$ 103,194